INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%	24.00%	25.00%
2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		25.00%
2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		24.00%
Capital Gains Arising After January1, 2003 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		24.00%
Law For Economic Efficiency [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%
Law For Economic Efficiency [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	24.00%
Law To Change The Tax Burden [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%